American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2019

Government Bond - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 41.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 6.1%
FHLMC, VRN, 4.58%, (1-year H15T1Y plus 2.25%), 9/1/35	434,488	459,789
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.86%), 7/1/36	323,304	340,332
FHLMC, VRN, 4.18%, (1-year H15T1Y plus 2.14%), 10/1/36	720,607	762,157
FHLMC, VRN, 4.71%, (1-year H15T1Y plus 2.25%), 4/1/37	344,151	363,779
FHLMC, VRN, 4.64%, (12-month LIBOR plus 1.81%), 5/1/40	154,834	164,632
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	396,254	418,241
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.78%), 9/1/40	141,165	148,238
FHLMC, VRN, 3.91%, (12-month LIBOR plus 1.78%), 2/1/41	761,742	786,096
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	209,145	219,476
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.88%), 10/1/41	406,066	415,828
FHLMC, VRN, 3.84%, (12-month LIBOR plus 1.75%), 10/1/42	211,999	220,152
FHLMC, VRN, 2.73%, (12-month LIBOR plus 1.65%), 12/1/42	928,737	959,053
FHLMC, VRN, 3.72%, (12-month LIBOR plus 1.62%), 11/1/43	2,879,291	2,958,079
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	1,620,946	1,643,181
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	823,506	839,664
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.60%), 10/1/44	423,572	435,612
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	1,276,167	1,291,567
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.62%), 9/1/45	2,562,654	2,643,388
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	1,198,630	1,213,128
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	1,807,520	1,835,716
FNMA, VRN, 3.82%, (6-month LIBOR plus 1.57%), 6/1/35	451,127	467,465
FNMA, VRN, 3.84%, (6-month LIBOR plus 1.57%), 6/1/35	540,127	559,556
FNMA, VRN, 3.92%, (6-month LIBOR plus 1.57%), 6/1/35	531,459	550,460
FNMA, VRN, 3.93%, (6-month LIBOR plus 1.57%), 6/1/35	324,776	336,356
FNMA, VRN, 3.88%, (6-month LIBOR plus 1.54%), 9/1/35	612,395	634,516
FNMA, VRN, 4.93%, (12-month LIBOR plus 1.93%), 1/1/38	162,179	170,735
FNMA, VRN, 3.83%, (12-month LIBOR plus 1.75%), 11/1/39	776,122	817,157
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	129,576	136,702
FNMA, VRN, 4.84%, (12-month LIBOR plus 1.86%), 1/1/40	517,556	540,872
FNMA, VRN, 4.375%, (12-month LIBOR plus 1.75%), 7/1/41	133,316	138,821
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	1,124,340	1,147,471
FNMA, VRN, 3.01%, (12-month LIBOR plus 1.82%), 11/1/41	1,023,554	1,040,792
FNMA, VRN, 4.33%, (12-month LIBOR plus 1.70%), 7/1/42	802,099	831,891
FNMA, VRN, 4.54%, (12-month LIBOR plus 1.55%), 3/1/43	510,878	527,889
FNMA, VRN, 2.74%, (12-month LIBOR plus 1.60%), 3/1/45	1,677,730	1,711,931
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.59%), 8/1/45	570,544	576,252
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.60%), 4/1/46	1,656,433	1,679,973
FNMA, VRN, 2.83%, (12-month LIBOR plus 1.61%), 4/1/46	2,530,019	2,569,823
FNMA, VRN, 2.64%, (12-month LIBOR plus 1.61%), 5/1/46	2,388,539	2,419,516
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,293,230	1,318,300
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	2,025,413	2,064,137
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	1,134,493	1,158,037
FNMA, VRN, 2.81%, (12-month LIBOR plus 1.60%), 9/1/47	1,248,129	1,264,259

GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 11/20/32	80,246	80,267
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 10/20/33	187,887	187,487
GNMA, VRN, 4.625%, (1-year H15T1Y plus 2.00%), 10/20/34	343,581	348,028
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 12/20/34	105,782	105,821
GNMA, VRN, 4.00%, (1-year H15T1Y plus 1.50%), 3/20/35	321,905	324,782
GNMA, VRN, 3.25%, (1-year H15T1Y plus 1.50%), 7/20/35	497,789	514,381
GNMA, VRN, 4.00%, (1-year H15T1Y plus 1.50%), 3/20/36	716,249	744,161
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 11/20/36	272,515	274,585
		43,360,531
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 35.8%
FHLMC, 5.00%, 5/1/23	598,907	628,705
FHLMC, 5.50%, 10/1/34	233,497	262,696
FHLMC, 5.50%, 4/1/38	1,587,267	1,783,297
FHLMC, 4.00%, 12/1/40	1,184,625	1,271,713
FHLMC, 3.00%, 2/1/43	7,012,504	7,223,329
FNMA, 5.00%, 9/1/20	6,845	7,073
FNMA, 4.50%, 11/1/20	326	337
FNMA, 6.50%, 3/1/32	53,281	60,207
FNMA, 7.00%, 6/1/32	64,115	74,759
FNMA, 6.50%, 8/1/32	57,661	64,860
FNMA, 5.50%, 7/1/33	402,772	449,424
FNMA, 5.00%, 11/1/33	2,373,808	2,618,156
FNMA, 6.00%, 12/1/33	1,424,167	1,632,350
FNMA, 3.50%, 3/1/34	1,558,508	1,614,559
FNMA, 5.50%, 8/1/34	1,633,846	1,839,171
FNMA, 5.50%, 9/1/34	139,581	150,121
FNMA, 5.50%, 10/1/34	1,016,839	1,142,489
FNMA, 5.00%, 8/1/35	276,249	304,257
FNMA, 5.50%, 1/1/36	1,773,170	1,995,786
FNMA, 5.00%, 2/1/36	171,184	188,813
FNMA, 5.50%, 4/1/36	424,686	478,054
FNMA, 5.00%, 5/1/36	710,085	783,151
FNMA, 5.50%, 12/1/36	242,088	272,114
FNMA, 5.50%, 2/1/37	953,407	1,069,410
FNMA, 6.50%, 8/1/37	50,757	56,191
FNMA, 6.00%, 9/1/37	323,543	363,483
FNMA, 6.00%, 11/1/37	1,700,998	1,948,515
FNMA, 6.00%, 9/1/38	126,268	131,677
FNMA, 4.50%, 2/1/39	802,216	870,195
FNMA, 4.50%, 4/1/39	541,723	593,977
FNMA, 4.50%, 5/1/39	1,390,224	1,520,835
FNMA, 6.50%, 5/1/39	1,151,421	1,304,842
FNMA, 4.50%, 10/1/39	2,417,685	2,662,150
FNMA, 4.50%, 3/1/40	3,629,149	3,942,105
FNMA, 4.00%, 10/1/40	2,547,521	2,746,110
FNMA, 4.50%, 11/1/40	2,282,033	2,484,218
FNMA, 4.50%, 6/1/41	2,443,600	2,658,809
FNMA, 4.00%, 8/1/41	2,389,820	2,565,409
FNMA, 4.50%, 9/1/41	1,295,090	1,407,023

FNMA, 3.50%, 10/1/41	2,787,095	2,936,454
FNMA, 4.00%, 12/1/41	5,514,511	5,910,979
FNMA, 3.50%, 5/1/42	1,858,412	1,958,522
FNMA, 3.50%, 6/1/42	1,747,279	1,848,265
FNMA, 3.50%, 9/1/42	1,610,997	1,697,791
FNMA, 3.50%, 12/1/42	3,202,120	3,374,410
FNMA, 3.50%, 11/1/45	2,589,237	2,703,659
FNMA, 3.50%, 11/1/45	2,563,655	2,676,994
FNMA, 4.00%, 11/1/45	3,483,887	3,653,760
FNMA, 4.00%, 2/1/46	4,749,738	5,026,083
FNMA, 3.50%, 3/1/46	3,164,643	3,293,337
FNMA, 4.00%, 4/1/46	10,562,775	11,179,574
FNMA, 3.50%, 5/1/46	3,062,036	3,189,008
FNMA, 3.00%, 11/1/46	24,595,242	25,181,393
FNMA, 3.50%, 2/1/47	7,234,283	7,583,405
FNMA, 6.50%, 8/1/47	18,122	19,434
FNMA, 6.50%, 9/1/47	36,692	39,235
FNMA, 6.50%, 9/1/47	1,763	1,887
FNMA, 6.50%, 9/1/47	19,291	20,624
FNMA, 3.50%, 3/1/48	8,435,848	8,765,352
FNMA, 3.00%, 4/1/48	13,211,060	13,560,417
FNMA, 6.00%, 4/1/48	311,514	332,428
FNMA, 4.00%, 8/1/48	8,174,151	8,525,244
FNMA, 3.50%, 5/1/49	15,123,220	15,582,474
FNMA, 3.50%, 7/1/49	4,165,786	4,293,083
GNMA, 3.00%, TBA	7,200,000	7,391,497
GNMA, 5.50%, 12/20/38	956,845	1,066,108
GNMA, 6.00%, 1/20/39	277,312	317,144
GNMA, 5.00%, 3/20/39	1,442,037	1,596,350
GNMA, 5.50%, 3/20/39	563,964	628,891
GNMA, 5.50%, 4/20/39	1,001,198	1,135,519
GNMA, 4.50%, 1/15/40	809,856	880,937
GNMA, 4.00%, 11/20/40	3,983,434	4,226,352
GNMA, 4.00%, 12/15/40	809,709	862,515
GNMA, 4.50%, 7/20/41	3,504,585	3,787,782
GNMA, 3.50%, 6/20/42	5,270,098	5,569,490
GNMA, 3.50%, 7/20/42	4,036,802	4,265,718
GNMA, 4.50%, 8/20/42	2,977,434	3,217,322
GNMA, 4.00%, 9/20/45	4,794,246	5,046,659
GNMA, 3.50%, 4/20/46	2,516,760	2,621,297
GNMA, 2.50%, 6/20/46	6,851,459	6,883,575
GNMA, 2.50%, 7/20/46	8,911,817	8,953,684
UMBS, 4.00%, TBA	12,000,000	12,479,149
		255,454,171
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $293,459,044)		298,814,702
U.S. TREASURY SECURITIES AND EQUIVALENTS — 34.2%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,632,435
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	11,872,073
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,179,092

U.S. Treasury Bonds, 3.50%, 2/15/39	1,800,000	2,155,684
U.S. Treasury Bonds, 3.125%, 11/15/41	2,500,000	2,833,537
U.S. Treasury Bonds, 3.125%, 2/15/42	3,500,000	3,967,116
U.S. Treasury Bonds, 3.00%, 5/15/42	8,500,000	9,448,938
U.S. Treasury Bonds, 2.75%, 11/15/42	2,100,000	2,239,236
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	3,810,055
U.S. Treasury Bonds, 3.125%, 8/15/44	5,000,000	5,682,992
U.S. Treasury Bonds, 3.00%, 11/15/44	4,500,000	5,011,969
U.S. Treasury Bonds, 2.50%, 2/15/45	6,000,000	6,116,860
U.S. Treasury Bonds, 3.00%, 5/15/45	2,800,000	3,123,224
U.S. Treasury Bonds, 3.00%, 11/15/45	3,000,000	3,353,239
U.S. Treasury Bonds, 3.375%, 11/15/48	8,700,000	10,488,820
U.S. Treasury Bonds, 2.25%, 8/15/49	10,000,000	9,692,366
U.S. Treasury Bonds, 2.375%, 11/15/49	4,500,000	4,481,002
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	7,805,678	7,933,126
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	6,841,140	6,910,029
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,554,690
U.S. Treasury Notes, 1.125%, 8/31/21	5,000,000	4,961,405
U.S. Treasury Notes, 1.50%, 8/31/21	19,000,000	18,968,920
U.S. Treasury Notes, 1.50%, 10/31/21	4,000,000	3,994,061
U.S. Treasury Notes, 1.75%, 7/15/22	20,000,000	20,072,129
U.S. Treasury Notes, 1.50%, 9/15/22	7,000,000	6,981,406
U.S. Treasury Notes, 1.625%, 11/15/22	7,500,000	7,502,430
U.S. Treasury Notes, 2.00%, 11/30/22	3,000,000	3,032,828
U.S. Treasury Notes, 2.00%, 2/15/23	7,500,000	7,585,310
U.S. Treasury Notes, 1.50%, 3/31/23(1)	7,000,000	6,971,497
U.S. Treasury Notes, 1.25%, 8/31/24	33,250,000	32,589,327
U.S. Treasury Notes, 1.50%, 11/30/24	3,600,000	3,567,922
U.S. Treasury Notes, 2.125%, 11/30/24	4,000,000	4,078,654
U.S. Treasury Notes, 1.625%, 9/30/26	4,000,000	3,948,380
U.S. Treasury Notes, 1.625%, 10/31/26	3,500,000	3,452,823
U.S. Treasury Notes, 1.625%, 11/30/26	4,200,000	4,142,534
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $237,130,113)		244,336,109
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.9%
FHLMC, Series 2812, Class MF, VRN, 2.19%, (1-month LIBOR plus 0.45%), 6/15/34	1,976,676	1,977,429
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	1,047,818	1,096,395
FHLMC, Series 3149, Class LF, VRN, 2.04%, (1-month LIBOR plus 0.30%), 5/15/36	5,244,358	5,207,336
FHLMC, Series 3153, Class FJ, VRN, 2.15%, (1-month LIBOR plus 0.38%), 5/15/36	1,692,385	1,688,311
FHLMC, Series 3397, Class GF, VRN, 2.24%, (1-month LIBOR plus 0.50%), 12/15/37	789,339	791,293
FHLMC, Series 3417, Class FA, VRN, 2.24%, (1-month LIBOR plus 0.50%), 11/15/37	1,287,704	1,290,687
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	8,845,318	9,196,142
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	3,789,989	3,897,025
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	3,095,312	3,124,165
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	13,145,556
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	15,712,821
FHLMC, Series K092, Class A2 SEQ, 3.30%, 4/25/29	8,000,000	8,551,635
FHLMC, Series K716, Class A2, SEQ, 3.13%, 6/25/21	7,000,000	7,072,405
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	3,729,954	3,741,337
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,161,706

FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	6,900,000	7,093,671
FHLMC, Series KF29, Class A, VRN, 2.06%, (1-month LIBOR plus 0.36%), 2/25/24	1,873,508	1,867,395
FHLMC, Series KF31, Class A, VRN, 2.07%, (1-month LIBOR plus 0.37%), 4/25/24	2,331,133	2,322,373
FHLMC, Series KF32, Class A, VRN, 2.07%, (1-month LIBOR plus 0.37%), 5/25/24	1,484,912	1,479,300
FHLMC, Series KI03, Class A, VRN, 1.95%, (1-month LIBOR plus 0.25%), 2/25/23	667,385	667,115
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	9,913,532
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,276,969
FHLMC, Series Q009, Class A, VRN, 2.12%, (1-month LIBOR plus 0.35%), 4/25/24	6,200,000	6,201,729
FNMA, Series 2005-103, Class FP, VRN, 2.09%, (1-month LIBOR plus 0.30%), 10/25/35	1,841,799	1,831,581
FNMA, Series 2008-9, Class FA, VRN, 2.29%, (1-month LIBOR plus 0.50%), 2/25/38	5,702,476	5,717,255
FNMA, Series 2009-89, Class FD, VRN, 2.39%, (1-month LIBOR plus 0.60%), 5/25/36	1,004,523	1,011,615
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 10/25/21	8,427,868	8,495,053
FNMA, Series 2016-11, Class FB, VRN, 2.33%, (1-month LIBOR plus 0.55%), 3/25/46	2,684,792	2,689,890
FNMA, Series 2016-M13, Class FA, VRN, 2.52%, (1-month LIBOR plus 0.67%), 11/25/23	1,324,326	1,325,310
FNMA, Series 2016-M2, Class FA, VRN, 2.58%, (1-month LIBOR plus 0.85%), 1/25/23	1,666,816	1,672,895
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.48%, 12/25/26	9,000,000	9,112,830
GNMA, Series 2007-5, Class FA, VRN, 1.90%, (1-month LIBOR plus 0.14%), 2/20/37	563,390	560,648
GNMA, Series 2008-18, Class FH, VRN, 2.36%, (1-month LIBOR plus 0.60%), 2/20/38	1,048,910	1,050,445
GNMA, Series 2010-14, Class QF, VRN, 2.19%, (1-month LIBOR plus 0.45%), 2/16/40	2,933,401	2,939,869
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	741,207	757,267
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $154,373,719)		156,640,985
U.S. GOVERNMENT AGENCY SECURITIES — 4.2%
Federal Home Loan Bank, 3.25%, 11/16/28	2,000,000	2,185,895
FNMA, 2.125%, 4/24/26	3,100,000	3,145,467
FNMA, 1.875%, 9/24/26	2,000,000	1,995,438
FNMA, 6.625%, 11/15/30	15,700,000	22,366,691
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $26,754,548)		29,693,491
TEMPORARY CASH INVESTMENTS — 0.4%
Federal Home Loan Bank Discount Notes, 1.17%, 1/2/20(2)	2,824,000	2,824,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	553	553
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,824,463)		2,824,553
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $714,541,887)		732,309,840
OTHER ASSETS AND LIABILITIES — (2.6)%		(18,712,314)
TOTAL NET ASSETS — 100.0%		$713,597,526

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	44	March 2020	$4,400,000	$5,650,562	$(52,646)
U.S. Treasury 2-Year Notes	94	March 2020	$18,800,000	20,257,000	(2,141)
U.S. Treasury 5-Year Notes	23	March 2020	$2,300,000	2,728,016	(14,747)
U.S. Treasury Ultra Bonds	1	March 2020	$100,000	181,656	(6,096)
				$28,817,234	$(75,630)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	40	March 2020	$4,000,000	$5,628,125	$5,426

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.87%	11/25/29	$1,500,000	$(511)	$19,057	$18,546

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	-	Uniform Mortgage-Backed Securities
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $176,017.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	298,814,702	—
U.S. Treasury Securities and Equivalents	—	244,336,109	—
Collateralized Mortgage Obligations	—	156,640,985	—
U.S. Government Agency Securities	—	29,693,491	—
Temporary Cash Investments	553	2,824,000	—
	553	732,309,287	—
Other Financial Instruments
Futures Contracts	5,426	—	—
Swap Agreements	—	18,546	—
	5,426	18,546	—
Liabilities
Other Financial Instruments
Futures Contracts	75,630	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.